EQUITY METHOD INVESTMENT (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Jan. 31, 2019	Nov. 30, 2018
Sale of equity interest	$ 100,000
Equity, revenue		$ 0	$ 0	$ 11,676,137
Loss prior to income taxes				2,121,397
Write-off of notes payable				1,110,674
Notes payable to related parties				$ 114,700
Earth Property Holdings LLC [Member]
Equity investment					$ 21,588	$ 50,000
Equity, percentage					19.90%	19.90%